State Street Institutional US Government Money Market Fund Annual Fund Operating Expenses - Institutional Class [Member] - State Street Institutional US Government Money Market Fund - Institutional Class
	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Expenses (as a percentage of Assets)	0.14%	[1]

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.